Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 - SUBSEQUENT EVENTS

On November 12, 2025, the Company entered into the Fourth Purchase Agreement with certain existing investors. Pursuant to the agreement, the Company agreed to sell to the purchasers in a private placement, the Fourth Debentures in aggregate principal amounts of $600,000 with terms similar to the existing Q2 Debentures. On September 15, 2025, the Company received $400,000 as an advance in respect of the Fourth Purchase Agreement which was accounted in the same manner as the Q2 Debentures and is included in the balance sheet (See Note 5). These Fourth Debentures do not bear interest and mature on January 11, 2026. In addition, pursuant to the Fourth Purchase Agreement the Company agreed to issue (A) subject to the consummation of the Public Offering, Purchase Warrants to purchase shares of Common Stock equal to: (i) in the event the Fourth Debentures are outstanding as of the date of the Public Offering Closing Date, 150% of the Debenture Shares issued, if any; or (ii) in the event that the Fourth Debentures are not outstanding as of the Public Offering Closing Date, 100% of the Debenture Shares that would have been issued, if any, as if such Fourth Debentures were outstanding as of the Public Offering Closing Date, and (B) subject to the completion of a Public Offering by the Company of warrants to purchase shares of Common Stock, Additional Warrants to purchase shares of Common Stock equal to: (i) in the event that the Fourth Debentures are outstanding as of the Public Offering Closing Date, 150% of the number of shares of Common Stock underlying the warrants issued in the Public Offering that the investors would have been entitled to receive had such investor participated in the Public Offering in the amount equal to the investor’s subscription amount under the Fourth Purchase Agreement; or (ii) in the event that the Fourth Debentures are not outstanding as of the Public Offering Closing Date, 100% of the Warrant Subscription Amount.

NOTE 18 - SUBSEQUENT EVENTS: None.